Schedule of Investments (unaudited)
February 28, 2026
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 Franklin Massachusetts Municipal Income ETF

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 94.1%
American Samoa — 0.4%

American Samoa EDA Revenue, Series A	5.000%	9/1/38	$1,000,000	$1,036,484 (a)
California — 1.0%

Davis Joint, CA, USD, GO, Series 2020, BAM	3.000%	8/1/38	2,650,000	2,536,307
Guam — 3.0%
Guam Government, GO, Series 2019	5.000%	11/15/31	670,000	712,663 (b)
Guam Government, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/42	3,000,000	2,987,397
Guam Government, Hotel Occupancy Tax Revenue, Series A, Refunding	5.000%	11/1/40	825,000	874,007
Guam Government, Waterworks Authority Revenue, Water and Wastewater System, Series A	5.000%	1/1/50	1,500,000	1,530,992
Guam Port Authority Revenue:
Port Revenue Bonds, Series B	5.000%	7/1/29	400,000	417,235 (b)
Port Revenue Bonds, Series B	5.000%	7/1/30	465,000	484,460 (b)
Port Revenue Bonds, Series B	5.000%	7/1/34	200,000	206,567 (b)
Port Revenue Bonds, Series B	5.000%	7/1/35	400,000	412,686 (b)
Total Guam				7,626,007
Massachusetts — 88.3%
Brockton, MA, GO:
Qualified Public Safety Facility Bonds, State Aid Withholding	5.000%	8/1/39	3,245,000	3,589,517
Qualified Public Safety Facility Bonds, State Aid Withholding	5.000%	8/1/40	1,755,000	1,932,046
Lowell, MA, Collegiate Charter School Revenue, Series 2019	5.000%	6/15/54	1,620,000	1,547,025
Massachusetts Bay, MA, Transportation Authority Assessment Revenue, Sustainable Green Bonds, Series A-2, Refunding	5.000%	7/1/52	3,365,000	3,509,408
Massachusetts Bay, MA, Transportation Authority, Senior Sales Tax Revenue:
Series A, Refunding	5.000%	7/1/48	1,050,000	1,119,402
Series A-2, Refunding	5.000%	7/1/44	2,400,000	2,456,380
Series B, Refunding	5.250%	7/1/55	2,500,000	2,687,133
Subordinated, Series A, Refunding	5.000%	7/1/44	1,000,000	1,106,814
Subordinated, Series A-2, Refunding	5.000%	7/1/46	4,475,000	4,554,196
Massachusetts State Clean Water Trust Revenue:
State Revolving Fund, Green Bonds, Series 25B	5.000%	2/1/41	400,000	448,185
State Revolving Fund, Green Bonds, Series 25B	5.000%	2/1/43	1,450,000	1,597,492
State Revolving Fund, Green Bonds, Series 27, Refunding	5.000%	2/1/43	2,000,000	2,280,047
State Revolving Fund, Green Bonds, Series 27, Refunding	5.000%	2/1/45	500,000	555,841
Massachusetts State DFA Revenue:
Baystate Medical Center Issue, Series N	5.000%	7/1/34	1,000,000	1,001,663
Bentley University Issue, Series 2016	5.000%	7/1/40	1,250,000	1,256,326
Bentley University Issue, Series 2025	5.000%	7/1/55	750,000	772,938
Bentley University Issue, Series A, Refunding	4.000%	7/1/37	1,000,000	1,035,733
Bentley University Issue, Series A, Refunding	4.000%	7/1/38	700,000	721,396
Bentley University Issue, Series A, Refunding	4.000%	7/1/39	1,400,000	1,434,117
Beth Israel Lahey Health Issue, Series K, Refunding	5.000%	7/1/33	665,000	714,309
Beth Israel Lahey Health Issue, Series K, Refunding	5.000%	7/1/34	1,000,000	1,071,269
Beth Israel Lahey Health Issue, Series K, Refunding	5.000%	7/1/35	500,000	533,835
Beth Israel Lahey Health Issue, Series M	5.000%	7/1/34	2,500,000	2,897,274
Beth Israel Lahey Health Issue, Series N, Refunding	5.250%	7/1/45	2,250,000	2,454,851
See Notes to Schedule of Investments.

Franklin Massachusetts Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Franklin Massachusetts Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Massachusetts — continued
Boston Medical Center, Series G, Refunding	5.250%	7/1/48	$2,205,000	$2,248,325
Boston Medical Center, Sustainability Bonds, Series G, Refunding	5.250%	7/1/52	2,000,000	1,997,186
Boston University Issue, Series B-2	5.000%	10/1/48	2,500,000	2,663,956
Boston University Issue, Series F, Refunding	5.000%	10/1/48	3,075,000	3,245,134
Boston University, Series B-1	5.000%	10/1/46	2,500,000	2,514,527
Brandeis University, Series S-1, Refunding	5.000%	10/1/36	765,000	813,005
Broad Institute Inc., Refunding	5.000%	4/1/37	1,000,000	1,028,359
Brown University Health Obligated Group Issue, Series A	5.500%	8/15/50	4,000,000	4,218,239
Caregroup Issue, Series I, Refunding	5.000%	7/1/36	935,000	941,021
Caregroup Issue, Series I, Refunding	5.000%	7/1/38	500,000	502,808
Caregroup Issue, Series J-2	5.000%	7/1/32	2,765,000	2,918,984
Carleton-Willard Village Issue, Series 2019, Refunding	4.000%	12/1/42	485,000	475,675
Carleton-Willard Village Issue, Series 2019, Refunding	5.000%	12/1/42	525,000	536,302
CHF Merrimack, Inc. Issue, Series A	5.000%	7/1/54	1,200,000	1,180,365 (a)
Dana-Farber Cancer Institute Issue, Series N	5.000%	12/1/36	1,100,000	1,115,977
Dexter Southfield Issue, Series 2015, Refunding	5.000%	5/1/41	2,000,000	2,001,078
Emerson College Issue, Series A, Refunding	5.000%	1/1/40	1,570,000	1,592,485
Fisher College Issue, Series 2017, Refunding	5.000%	4/1/37	835,000	844,018
Foxborough Regional Charter School, Series B, Refunding	5.000%	7/1/37	1,120,000	1,132,231
Harvard University Issue, Series A, Refunding	4.000%	7/15/36	2,000,000	2,002,248
Harvard University Issue, Series B, Refunding	5.000%	2/15/34	2,500,000	2,985,646
Lasell University Issue, Series 2021, Refunding	4.000%	7/1/40	2,160,000	2,035,261
Lasell University Issue, Series 2021, Refunding	4.000%	7/1/50	1,500,000	1,239,041
Lasell Village, Inc. Issue, Series 2025	5.250%	7/1/50	750,000	767,299
Lasell Village, Inc. Issue, Series 2025	5.250%	7/1/55	1,000,000	1,016,714
Linden Ponds, Inc. Facility, Series 2018	5.000%	11/15/38	2,100,000	2,165,061 (a)
Loomis Communities Issue, Series 2021	4.000%	1/1/36	385,000	391,404
Loomis Communities Issue, Series 2021	4.000%	1/1/51	100,000	87,738
Loomis Communities Issue, Series 2022, Refunding	4.000%	1/1/31	1,000,000	1,028,542 (a)
Loomis Communities Issue, Series 2022, Refunding	4.000%	1/1/36	395,000	401,570 (a)
Loomis Communities Issue, Series 2022, Refunding	4.000%	1/1/51	520,000	456,236 (a)
Mass General Brigham Issue, Series D, Refunding	5.000%	7/1/54	1,000,000	1,036,006
Mass General Brigham Issue, Series F	5.000%	7/1/46	750,000	809,685
MCPHS University Issue, Series H, Refunding	5.000%	7/1/37	450,000	450,625
Merrimack College Issue, Series 2022	5.000%	7/1/52	1,000,000	972,903
Merrimack College Issue, Series B	4.000%	7/1/42	450,000	413,370
Merrimack College Issue, Series B	4.000%	7/1/50	1,825,000	1,505,737
Middlesex School Issue, Series 2024	4.250%	7/1/54	1,600,000	1,509,453
Milford Regional Medical Center Issue, Series G, Refunding	5.000%	7/15/46	1,000,000	1,115,489 (c)
Newbridge Charles Inc., Refunding	5.000%	10/1/37	1,000,000	1,015,336 (a)
Northeastern University Issue, Refunding	5.000%	10/1/44	2,000,000	2,159,396
Olin College Issue, Series F, Refunding	5.000%	11/1/42	950,000	1,043,342
Olin College Issue, Series F, Refunding	4.125%	11/1/43	1,250,000	1,259,807
Orchard Cove Obligation, Refunding	5.000%	10/1/39	250,000	257,429
Orchard Cove Obligation, Refunding	5.000%	10/1/49	700,000	701,537
SABIS International Charter School Issue, Series 2015, Refunding	5.000%	4/15/33	750,000	750,340
See Notes to Schedule of Investments.

Franklin Massachusetts Municipal Income ETF 2026 Quarterly Report

 Franklin Massachusetts Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Massachusetts — continued
Salem Community Corporation Issue, Series 2022, Refunding	5.000%	1/1/30	$465,000	$482,273
Salem Community Corporation Issue, Series 2022, Refunding	5.000%	1/1/31	980,000	1,023,425
Series B, Refunding, AG	0.000%	1/1/28	2,000,000	1,912,878
Series B, Refunding, AG	0.000%	1/1/29	2,000,000	1,864,491
Series H, Refunding, AG	5.250%	10/1/33	1,100,000	1,148,885
Seven Hills Foundation and Affiliates Issue, Series 2025, Refunding	6.000%	9/1/50	750,000	818,401
Seven Hills Foundation and Affiliates Issue, Series 2025, Refunding	6.000%	9/1/55	500,000	542,376
Simmons University Issue, Series N, Refunding	5.000%	10/1/43	1,750,000	1,578,902
Social Bonds, Series C	4.000%	11/1/51	1,335,000	1,203,789
South Shore Hospital Issue, Refunding, Series I	5.000%	7/1/32	1,600,000	1,606,261
Southcoast Health System Obligated Group Issue, Series G, Refunding	5.000%	7/1/38	300,000	322,481
Southcoast Health System Obligated Group Issue, Series G, Refunding	5.000%	7/1/39	350,000	374,245
Southcoast Health System, Series G, Refunding	4.000%	7/1/46	1,850,000	1,617,244
Southcoast Health System, Series G, Refunding	5.000%	7/1/50	2,000,000	2,005,831
Springfield College Issue, Series A	4.000%	6/1/56	1,000,000	757,278
Suffolk University Issue, Series 2021	4.000%	7/1/51	4,070,000	3,421,656
Suffolk University, Series 2021, AG-Credit Reinsurance	4.000%	7/1/51	2,000,000	1,777,503
Suffolk University, Series A, Refunding, AG-Credit Reinsurance	4.000%	7/1/45	1,700,000	1,623,301
Tufts University Issue, Series Q, Refunding	5.000%	8/15/38	500,000	500,331
Tufts University Student Housing Project, Series 2025	5.250%	6/1/55	1,000,000	1,047,807
UMass Boston Student Housing Project	5.000%	10/1/41	1,000,000	1,002,588
UMass Memorial Health Care Obligated Group Issue, Series K, Refunding	5.000%	7/1/38	1,000,000	1,011,158
UMass Memorial Health Care Obligated Group Issue, Series N-1, Refunding	4.500%	7/1/54	3,700,000	3,520,685
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	500,000	500,888
Wellforce Issue, Series C, Refunding, AG	4.000%	10/1/45	4,705,000	4,405,957
Wentworth Institute of Technology Issue	5.000%	10/1/37	655,000	658,023
WGBH Educational Foundation, Series A, AMBAC	5.750%	1/1/42	5,000,000	6,030,832
Wheaton College Issue, Series I	5.000%	1/1/53	3,000,000	2,858,662
Woods Hole Oceanographic Institution Issue, Series 2018, Refunding	5.000%	6/1/32	660,000	697,001
Woods Hole Oceanographic Institution Issue, Series 2018, Refunding	5.000%	6/1/33	900,000	949,263
Woods Hole Oceanographic Institution Issue, Series 2018, Refunding	5.000%	6/1/34	1,000,000	1,053,264
Massachusetts State EFA Revenue:
Series 2014	5.000%	1/1/27	2,750,000	2,752,951 (b)
Series B	5.500%	7/1/55	1,000,000	1,040,320 (b)
Massachusetts State HFA Revenue:
Series A, Refunding	3.250%	12/1/27	1,265,000	1,265,474
Series A, Refunding	5.100%	12/1/30	590,000	590,666 (b)
Sustainability Bonds, Series B-1	2.875%	12/1/51	2,000,000	1,432,416
Sustainability Bonds, Series C-1	3.100%	12/1/44	2,500,000	2,162,339
Sustainability Bonds, Series C-1	3.300%	12/1/59	5,625,000	4,169,709
Massachusetts State Municipal Wholesale Electric Co. Revenue:
Cotton Solar Project Issue, Green Bonds, Series A	5.000%	7/1/38	425,000	482,704
Cotton Solar Project Issue, Green Bonds, Series A	5.000%	7/1/39	450,000	505,670
Cotton Solar Project Issue, Green Bonds, Series A	5.000%	7/1/40	470,000	524,407
Cotton Solar Project Issue, Green Bonds, Series A	5.000%	7/1/41	490,000	544,774
Cotton Solar Project Issue, Green Bonds, Series A	5.000%	7/1/44	1,650,000	1,784,163
See Notes to Schedule of Investments.

Franklin Massachusetts Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Franklin Massachusetts Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Massachusetts — continued
Massachusetts State Port Authority Revenue:
Bosfuel Project, Series A, Refunding	5.000%	7/1/26	$115,000	$115,887 (b)
Bosfuel Project, Series A, Refunding	5.000%	7/1/28	210,000	221,582 (b)
Bosfuel Project, Series A, Refunding	5.000%	7/1/37	820,000	864,293 (b)
Bosfuel Project, Series A, Refunding	4.000%	7/1/44	3,500,000	3,402,483 (b)
Green Bonds, Series A	5.000%	7/1/30	1,200,000	1,317,096 (b)
Green Bonds, Series A	5.000%	7/1/31	1,000,000	1,116,075 (b)
Series A, Refunding	5.000%	7/1/40	2,500,000	2,616,077 (b)
Series A, Refunding	5.000%	7/1/42	1,275,000	1,287,990 (b)
Massachusetts State School Building Authority Revenue:
Series A	5.000%	2/15/44	1,035,000	1,087,691
Social Bonds, Series A	5.000%	2/15/55	500,000	524,323
Social Bonds, Series B, Refunding	5.000%	2/15/38	500,000	591,673
Massachusetts State Transportation Fund Revenue:
Rail Enhancement & Accelerated Bridge Programs, Series A	5.000%	6/1/48	2,095,000	2,138,737
Rail Enhancement Program, Green Bonds, Series A	5.000%	6/1/50	3,900,000	4,049,845
Rail Enhancement Program, Series A	5.000%	6/1/55	3,685,000	3,877,509
Massachusetts State, GO:
Consolidated Loan, Series A	5.000%	1/1/49	3,000,000	3,087,563
Consolidated Loan, Series A	5.000%	1/1/54	5,000,000	5,228,683
Consolidated Loan, Series C	5.000%	10/1/52	2,000,000	2,081,828
Consolidated Loan, Series C	5.250%	10/1/52	2,500,000	2,651,037
Consolidated Loan, Series C	5.000%	6/1/53	5,000,000	5,271,587
Consolidated Loan, Series D	5.000%	9/1/49	2,000,000	2,083,908
Consolidated Loan, Series E	5.000%	11/1/48	2,015,000	2,121,355
MWRA General Revenue, Green Bonds, Series B, Refunding	5.250%	8/1/48	1,215,000	1,309,445
North Reading, MA, GO, Municipal Purpose Loan, Series 2012, Refunding	5.000%	5/15/35	3,750,000	3,757,811
Quincy, MA, GO:
Municipal Purpose Loan, Series C	4.000%	9/15/40	325,000	336,671
Municipal Purpose Loan, Series C	4.000%	9/15/41	300,000	309,869
Municipal Purpose Loan, Series C	4.000%	9/15/42	275,000	281,029
University of Massachusetts, MA, Building Authority Project Revenue:
Senior Lien, Series 2015-1, Refunding	5.000%	11/1/40	885,000	886,096
Senior Lien, Series 2020-1, Refunding	5.000%	11/1/45	1,070,000	1,112,664
Senior Lien, Series 2022-1	5.000%	11/1/41	2,365,000	2,591,668
Senior Lien, Series 2022-1	5.000%	11/1/52	635,000	654,732
Total Massachusetts				225,374,566
Puerto Rico — 0.3%

Puerto Rico Commonwealth, GO, Restructured, Series A-1	4.000%	7/1/37	750,000	751,550
Texas — 0.2%

Beaumont, TX, Housing Authority Revenue, Residential Development Senior Lien, Series A	6.500%	7/1/55	475,000	476,765 (a)
U.S. Virgin Islands — 0.3%

U.S. Virgin Islands Matching Fund Special Purpose Securitization Corp. Revenue, Series A, Refunding	5.000%	10/1/30	640,000	676,009
See Notes to Schedule of Investments.

Franklin Massachusetts Municipal Income ETF 2026 Quarterly Report

 Franklin Massachusetts Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Washington — 0.6%
Grays Harbor County, WA, Public Hospital District No 1 Revenue, Summit Pacific Medical Center, Series 2023, Refunding	6.750%	12/1/44	$1,300,000	$1,464,120
Total Investments before Short-Term Investments (Cost — $239,461,648)				239,941,808
			Shares
Short-Term Investments — 4.9%
Money Market Funds — 4.5%
Putnam Government Money Market Fund, Class P Shares (Cost — $11,524,530)	3.450%		11,524,530	11,524,530 (d)(e)
		Maturity Date	Face Amount
Municipal Bonds — 0.4%
Massachusetts — 0.4%
Massachusetts State DFA Revenue, Children Hospital Issue, Series U-1, Refunding, LOC - TD Bank N.A. (Cost — $1,000,000)	0.950%	3/1/48	$1,000,000	1,000,000 (f)(g)

Total Short-Term Investments (Cost — $12,524,530)				12,524,530
Total Investments — 99.0% (Cost — $251,986,178)				252,466,338
Other Assets in Excess of Liabilities — 1.0%				2,671,903
Total Net Assets — 100.0%				$255,138,241

(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(c)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(d)	Rate shown is one-day yield as of the end of the reporting period.
(e)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 28, 2026, the total market value of investments in Affiliated Companies was $11,524,530 and the cost was $11,524,530 (Note 2).

(f)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(g)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
AMBAC	—	American Municipal Bond Assurance Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EFA	—	Educational Facilities Authority
GO	—	General Obligation
HFA	—	Housing Finance Agency
LOC	—	Letter of Credit
MWRA	—	Massachusetts Water Resources Authority
USD	—	Unified School District
See Notes to Schedule of Investments.

Franklin Massachusetts Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Franklin Massachusetts Municipal Income ETF
At February 28, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	81	6/26	$9,769,249	$9,849,094	$(79,845)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Franklin Massachusetts Municipal Income ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin Massachusetts Municipal Income ETF (the “Fund”) is a separate diversified investment series of Putnam ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on NAV, shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund seeks as high a level of current income exempt from federal income tax and Massachusetts personal income tax as is consistent with preservation of capital.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from

Franklin Massachusetts Municipal Income ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds†	—	$239,941,808	—	$239,941,808
Short-Term Investments†:
Money Market Funds	$11,524,530	—	—	11,524,530
Municipal Bonds	—	1,000,000	—	1,000,000
Total Short-Term Investments	11,524,530	1,000,000	—	12,524,530
Total Investments	$11,524,530	$240,941,808	—	$252,466,338
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$79,845	—	—	$79,845

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended February 28, 2026. The following transactions were

Franklin Massachusetts Municipal Income ETF 2026 Quarterly Report

effected in such company for the period ended February 28, 2026.

	Affiliate Value at May 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Putnam Government Money Market Fund, Class P Shares	—	$23,420,007	23,420,007	$11,895,477	11,895,477
Putnam Short Term Investment Fund, Class P Shares	$7,170,408	44,277,624	44,277,624	51,448,032	51,448,032
	$7,170,408	$67,697,631		$63,343,509

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2026
Putnam Government Money Market Fund, Class P Shares	—	$83,039	—	$11,524,530
Putnam Short Term Investment Fund, Class P Shares	—	136,702	—	—
	—	$219,741	—	$11,524,530

Franklin Massachusetts Municipal Income ETF 2026 Quarterly Report